Nature of Operations and Going Concern (Details) - USD ($)				1 Months Ended		6 Months Ended
	Jun. 28, 2023	Jan. 31, 2022	Aug. 03, 2021	Jun. 28, 2023	Nov. 30, 2021	Jun. 30, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
Agreement percentage			100.00%
Share exchange (in Shares)			6,000,000
Outstanding shares percentage			62.00%
Shares sold (in Shares)					2,300,000
Shares per share (in Dollars per share)					$ 5
Ordinary shares issued (in Shares)		1,725,000
Gross proceeds		$ 25,900,000
Net of offering expenses		$ 23,900,000
Accumulated deficit total						$ 57,844,937
Operating activities						10,778,125
Cash on hand						10,911,087
Ordinary shares						$ 6,431,978
Period of going concern						1 year
Equity offering							$ 50,000,000
Raised cash						$ 1,900,000
Prepaid advance agreement	$ 50,000,000			$ 5,500,000
Net proceed				$ 5,100,000